Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.				[
]
   	Post-Effective Amendment No. 30 		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940		[X]
AMENDMENT NO. 30     					[X]
	__________________
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b)
of Rule 485
[ X ]	on August 21, 2000 pursuant to paragraph (b)
	of Rule 485
[  ]	60 days after filing pursuant to paragraph (a)(1)
of Rule 485
[  ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered: Shares of
Beneficial

PART A - PROSPECTUS FOR SMITH BARNEY MID CAP CORE FUND (formerly known as Mid Cap Blend Fund)

[GRAPHIC]

[SB]Smith Barney
[MF]Mutual Funds

Your Serious Money. Professionally Managed./SM/

P R O S P E C T U S

Mid Cap
Core Fund
Class A, B, L, Y and 1 Shares
---------------------------------------------------------------------------
March 29, 2000,
as amended August 21, 2000



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Mid Cap Core Fund

(formerly Mid Cap Blend Fund)

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   7

Management..................................................................   9

Choosing a class of shares to buy...........................................  10

Comparing the fund's classes................................................  11

Sales charges...............................................................  12

More about deferred sales charges...........................................  15

Buying shares...............................................................  16

Exchanging shares...........................................................  18

Redeeming shares............................................................  20

Other things to know about share transactions...............................  22

Dividends, distributions and taxes..........................................  24

Share price.................................................................  25

Financial highlights........................................................  26

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term growth of capital.

Principal investment strategies

Key investments The fund invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index (the "Index") at the time of the fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of July 31, 2000, the largest market capitalization of a company in the Index was $12.7 billion and the smallest market capitalization was $139 mil-lion. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund may also invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

Selection process The manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The manager selects individual "growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those com-panies which have favorable valuations relative to their growth characteris-tics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund. In select-ing individual companies for investment, the manager considers:

 .Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector
 .Value characteristics, including low price/earnings ratios and other statis-
  tics indicating a security is undervalued
 .Increasing profits and sales
 .Competitive advantages that could be more fully exploited by a company .Skilled management committed to long-term growth
 .Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks it identifies through funda-mental research.

Mid Cap Core Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .U.S. stock markets decline, or perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests .Medium capitalization stocks fall out of favor with investors
 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization compa-nies. Medium capitalization companies may have more limited product lines, mar-kets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the U.S. stock market
 .Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
 .Are willing to accept the risks of the stock market

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart shows the performance of the fund's Class A shares for the cal-endar year 1999, and, in the future, will show changes in the fund's perfor-mance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for the past year. Class 1, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                  [BAR CHART]

                                      99
                                     ----
                                    29.63%

                        Calendar year ended December 31

Quarterly returns:
Highest: 23.91% in 4th quarter 1999; Lowest: (5.48)% in 3rd quarter 1999

Year to Date: 15.60% through 6/30/00

 Mid Cap Core Fund

Risk return table
This table compares the average annual total return of each class for the peri-ods shown with that of the S&P Mid Cap Index, a broad-based unmanaged market capitalization-weighted measure of 400 widely held common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distri-butions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

                              Since   Inception
                     1 year Inception   Date
  Class A            23.13%  48.96%   09/01/98
  Class B            23.60%  51.00%   09/01/98
  Class L            26.30%  52.41%   09/01/98
  Class Y            30.03%  45.58%   12/03/98
  Class 1               n/a     n/a       *
  S&P Mid Cap Index  14.72%  36.15%      **

*Class 1 shares are currently not being offered. Their inception date will be September 11, 2000.

**Index Comparison begins on 09/30/98.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                Shareholder fees

(fees paid directly from your
investment)                             Class A Class B Class L Class Y Class 1
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)               5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)         None*   5.00%   1.00%   None     None

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

                   Annual fund operating expenses
(expenses deducted from fund assets)   Class A Class B Class L Class Y Class 1
Management fee                          0.75%   0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fees   0.25%   1.00%   1.00%    None    None
Other expenses*                         0.16%   0.15%   0.15%   0.07%   0.49%
                                        -----   -----   -----   -----   -----
Total annual fund operating expenses    1.16%   1.90%   1.90%   0.82%   1.24%
                                        =====   =====   =====   =====   =====

*"Other expenses" for Class 1 shares have been estimated for the first full fiscal year of performance.
Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                                      5
                                       1 year 3 years years  10 years
Class A (with or without redemption)    $612    $850  $1,106  $1,839
Class B (redemption at end of period)   $693    $897  $1,126  $2,031
Class B (no redemption)                 $193    $597  $1,026  $2,031
Class L (redemption at end of period)   $391    $691  $1,116  $2,300
Class L (no redemption)                 $291    $691  $1,116  $2,300
Class Y (with or without redemption)    $ 84    $262  $  455  $1,014
Class 1 (with or without redemption)    $966  $1,210  $  n/a  $  n/a

Mid Cap Core Fund

 More on the fund's investments

Secondary investment practices The fund may invest up to 35% of its assets in equity securities of companies with market capitalizations outside the market capitalization range of companies in the Index (i.e., small or large capital-ization companies).

Foreign investments The fund may invest up to 25% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rig-orous accounting and regulatory standards than in the U.S. Currency fluctua-tions could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Short-term debt securities While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately

                                                       Smith Barney Mutual Funds
increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accu-rately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Mid Cap Core Fund

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Lawrence Weissman, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund's inception. Mr. Weissman has more than 15 years of securities business experience.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into agreements with Salomon Smith Barney and PFS Distributors Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to deal-ers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addi-tion, you can buy additional Class 1 shares if you are a Class 1 share- holder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or a distribu-
  tor's financial consultants (each called a "Service Agent")
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

All Classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial            Additional
                                       Classes  A, B, L   Class Y   All Classes
General                                     $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $  250      $15 million     $50
Qualified Retirement Plans*                 $   25      $15 million     $25
Simple IRAs                                 $    1          n/a         $ 1
Monthly Systematic Investment Plans         $   25          n/a         $25
Quarterly Systematic Investment Plans       $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Mid Cap Core Fund

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                          Class A    Class B    Class L    Class Y     Class 1
Key features             .Initial   .No ini-   .Initial   .No ini-   .Only
avail-
                          sales      tial       sales      tial or    able to
                          charge     sales      charge is  deferred   eligible
                          .You may   charge     lower      sales      Class 1
                          qualify    .Deferred  than       charge
shareholders
                          for        sales      Class A    .Must      .Higher
                          reduction  charge     .Deferred  invest at  initial
                          or waiver  declines   sales      least $15  sales
                          of ini-    over time  charge     million    charge
                          tial       .Converts  for only   .Lower     .Lower
                          sales      to Class   1 year     annual     annual
                          charge     A after 8  .Does not  expenses   expenses
                          .Lower     years      convert    than the   than Class
                          annual     .Higher    to Class   other      A, B and L
                          expenses   annual     A          classes
                          than       expenses   .Higher
                          Class B    than       annual
                          and        Class A    expenses
                          Class L               than
                                                Class A
--------------------------------------------------------------------------------
--
Initial sales charge     Up to         None       1.00%      None    Up to 8.50%
                         5.00%;                                      reduced for
                         reduced                                     large pur-
                         for large                                   chases
                         purchases
                         and waived
                         for cer-
                         tain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
--------------------------------------------------------------------------------
--
Deferred sales charge    1.00% on   Up to      1.00% if      None    None
                         purchases  5.00%      you redeem
                         of         charged    within 1
                         $1,000,000 when you   year of
                         or more if redeem     purchase
                         you redeem shares.
                         within 1   The charge
                         year of    is reduced
                         purchase   over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
--------------------------------------------------------------------------------
--
Annual Distribution and  0.25% of   1.00% of   1.00% of      None    None
service fees             average    average    average
                         daily net  daily net  daily net
                         assets     assets     assets
--------------------------------------------------------------------------------
--
Exchange Privilege*      Class A    Class B    Class L    Class Y    Class 1
                         shares     shares     shares     shares     Shares of
                         of most    of most    of most    of most    Smith
Barney
                         Smith      Smith      Smith      Smith      funds that
                         Barney     Barney     Barney     Barney     offer Class
                         funds      funds      funds      funds      1 shares
and
                                                                     Class A
                                                                     shares of
                                                                     certain
                                                                     other Smith
                                                                     Barney
                                                                     mutual
funds
--------------------------------------------------------------------------------
--

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees Service Agents that sell shares of the Fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $25,000                    5.00        5.26             4.50
$25,000 but less than $50,000        4.25        4.44             3.83
$50,000 but less than $100,000       3.75        3.90             3.38
$100,000 but less than $250,000      3.25        3.36             2.93
$250,000 but less than $500,000      2.75        2.83             2.48
$500,000 but less than $1,000,000    2.00        2.04             1.80
$1,000,000 or more                   -0-         -0-        up to 1.00

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Mid Cap Core Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith
  Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members

 .Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                       Smith Barney Mutual Funds

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                                           Shares issued:
Shares issued:                          Shares issued:     Upon exchange from
At initial purchase                     On reinvestment of another Smith
                                        dividends and      Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as divi-
                                        dends)

Class 1 Sales Charge

Class 1 shares are offered to eligible Class 1 shareholders at the next deter-mined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to cer-tain levels called breakpoints.

Amount of investment               sales charge sales charge Broker/Dealer
                                   as % of      as % of      commission
                                   offering     net amount   as a % of
                                    price       invested     offering price
Less than $10,000                      8.50%        9.29%         7.00%
$10,000 but less than $25,000          7.75%        8.40%         6.25%
$25,000 but less than $50,000          6.00%        6.38%         5.00%
$50,000 but less than $100,000         4.50%        4.71%         3.75%
$100,000 but less than $250,000        3.50%        3.63%         3.00%
$250,000 but less than $400,000        2.50%        2.56%         2.00%
$400,000 but less than $600,000        2.00%        2.04%         1.60%
$600,000 but less than $5,000,000      1.00%        1.01%         0.75%
$5,000,000 or more                     0.25%        0.25%         0.20%

Mid Cap Core Fund

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell, except for sales exempt

                                                       Smith Barney Mutual Funds
from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

   Through the   Qualified retirement plans and certain other investors who
     fund        are clients of certain Service Agents are eligible to buy
                 shares directly from the fund.

                 .Write the fund at the following address:

                      Smith Barney Investment Trust Mid Cap Core Fund (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

Mid Cap Core Fund

                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application

                 .For more information, call, the transfer agent at 1-800-451-
                   2010
--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize your Service Agent or a sub--transfer agent
    investment   to transfer funds automatically from (i) a regular bank
          plan   account, (ii) cash held in a brokerage account opened with a
                 Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.

                 .If you do not have sufficient funds in your account on a
                   transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.


                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney
      offers a   You should contact your Service Agent to exchange into other
   distinctive   Smith Barney mutual funds. Be sure to read the prospectus of
     family of   the Smith Barney mutual fund you are exchanging into. An
  mutual funds   exchange is a taxable transaction.
   tailored to   .You may exchange shares only for shares of the same class of
 help meet the     another Smith Barney mutual fund. Not all Smith Barney
 varying needs     funds offer all classes.
 of both large
     and small   .Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Service Agent or the transfer
                   agent.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges)

                 .If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800- 451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after

Mid Cap Core Fund
                 the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally
                 Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                   PFS Shareholder Services

                   P.O. Box 105043

                   Atlanta, GA 30348-5043

                 For all other investors, send your request to PFPC Global Fund Services at the following address:

                   Smith Barney Investment Trust

                   Mid Cap Core Fund
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, RI 02940-9699

Mid Cap Core Fund

                 Your written request must provide the following:

                 .The fund and account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must com-plete an authorization form to authorize telephone redemp-tions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Mid Cap Core Fund

 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribu-tion or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distri-bution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Mid Cap Core Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of busi-ness.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year (except where noted) ended November 30:

                                     2000(/1/)(/2/)     1999(/2/)    1998(/3/)
------------------------------------------------------------------------------
 Net asset value, beginning of
 period                          $  17.74           $  13.63      $ 11.40
------------------------------------------------------------------------------
 Income from operations:
 Net investment income               0.02               0.04         0.02
 Net realized and unrealized
 gain                                3.88               4.63         2.21
------------------------------------------------------------------------------
 Total income from operations        3.90               4.67         2.23
------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                --               (0.01)         --
 Net realized gains                 (0.15)             (0.55)         --
------------------------------------------------------------------------------
 Total distributions                (0.15)             (0.56)         --
------------------------------------------------------------------------------
 Net asset value, end of period  $  21.49           $  17.74      $ 13.63
------------------------------------------------------------------------------
 Total return                       22.00%+            34.36%       19.56%++
------------------------------------------------------------------------------
 Net assets, end of period
 (000)'s                         $214,566           $130,534      $36,760
------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                            1.14%+             1.16%        1.27%+
 Net investment income (loss)        0.19+             (0.21)        0.78+
------------------------------------------------------------------------------
 Portfolio turnover rate               47%                61%          15%
------------------------------------------------------------------------------

(/1/)For the six months ended May 31, 2000 (unaudited).

(/2/) Per share amounts have been calculated using the monthly average shares method.

(/3/) For the period from September 1, 1998 (inception date) to November 30,
      1998.

++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

Mid Cap Core Fund

 For a Class B share of capital stock outstanding throughout each year (except where noted) ended November 30:

                                       2000(/1/)(/2/) 1999(/2/)  1998(/3/)
----------------------------------------------------------------------------
 Net asset value, beginning of period        17.58    $  13.60    $ 11.40
----------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)                (0.05)      (0.09)      0.00*
 Net realized and unrealized gain             3.83        4.62       2.20
----------------------------------------------------------------------------
 Total income from operations                 3.78        4.53       2.20
----------------------------------------------------------------------------
 Less distributions from:
 Net realized gains                          (0.15)      (0.55)       --
----------------------------------------------------------------------------
 Total distributions                         (0.15)      (0.55)       --
----------------------------------------------------------------------------
 Net asset value, end of period           $  21.21    $  17.58    $ 13.60
----------------------------------------------------------------------------
 Total return                                21.52%+     33.43%     19.30%++
----------------------------------------------------------------------------
 Net assets, end of period (000)'s        $349,873    $245,317    $69,153
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                                     1.89%+      1.90%      2.01%+
 Net investment income (loss)                (0.55)+     (0.54)      0.02+
----------------------------------------------------------------------------
 Portfolio turnover rate                        47%         61%        15%
----------------------------------------------------------------------------

(/1/) For the six months ended May 31, 2000 (unaudited).

(/2/) Per share amounts have been calculated using the monthly average shares method.

(/3/) For the period from September 1, 1998 (inception date) to November 30,
      1998.
 * Represents less than $0.01.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

                                                  Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout each year (except where noted) ended November 30:

                                     2000 (/1/)(/2/)     1999(/2/)    1998(/3/)
-------------------------------------------------------------------------------
 Net asset value, beginning of
 period                           $  17.57           $  13.60      $ 11.40
-------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)        (0.05)             (0.09)        0.00*
 Net realized and unrealized
 gain                                 3.84               4.61         2.20
-------------------------------------------------------------------------------
 Total income from operations         3.79               4.52         2.20
-------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains                  (0.15)             (0.55)         --
-------------------------------------------------------------------------------
 Total distributions                 (0.15)             (0.55)         --
-------------------------------------------------------------------------------
 Net assets value, end of period  $  21.21           $  17.57      $ 13.60
-------------------------------------------------------------------------------
 Total return                        21.59%+            33.35%       19.30%++
-------------------------------------------------------------------------------
 Net assets, end of period
 (000)'s                          $248,907           $167,671      $45,045
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                             1.89%+             1.90%        2.01%+
 Net investment income (loss)        (0.55)+            (0.54)        0.03+
-------------------------------------------------------------------------------
 Portfolio turnover rate                47%                61%          15%
-------------------------------------------------------------------------------

(/1/) For the six months ended May 31, 2000 (unaudited).

(/2/) Per share amounts have been calculated using the monthly average shares method.

(/3/) For the period from September 1, 1998 (inception date) to November 30,
      1998.
*     Represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Mid Cap Core Fund

 For a Class Y share of capital stock outstanding throughout each year (except where noted) ended November 30:

 Class Y Shares                           2000(/1/)(/2/)     1999(/2/)(/3/)
---------------------------------------------------------------------------
 Net asset value, beginning of period  $  17.78          $  13.65
---------------------------------------------------------------------------
 Income from operations:
 Net investment income                     0.05              0.08
 Net realized and unrealized gain          3.90              4.61
---------------------------------------------------------------------------
 Total income from operations              3.95              4.69
---------------------------------------------------------------------------
 Less distributions from:
 Net investment income                      --              (0.01)
 Net realized gains                       (0.15)            (0.55)
---------------------------------------------------------------------------
 Total Distributions                      (0.15)            (0.56)
---------------------------------------------------------------------------
 Net assets value, end of period         $21.58          $  17.78
---------------------------------------------------------------------------
 Total return++                           22.23%            34.49%
---------------------------------------------------------------------------
 Net assets, end of period (000)'s     $147,477          $112,075
---------------------------------------------------------------------------
 Ratios to average net assets+:
 Expenses                                  0.81%             0.82%
 Net investment income                     0.52              0.50
---------------------------------------------------------------------------
 Portfolio turnover rate                     47%               61%
---------------------------------------------------------------------------

(/1/) For the six months ended May 31, 2000 (unaudited).

(/2/) Per share amounts have been calculated using the monthly average shares method.

(/3/) For the period from December 3, 1998 (inception date) to November 30,
      1999.


++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

                                                  Smith Barney Mutual Funds

[SB] Smith Barney
[MF] Mutual Funds

Your Serious Money. Professionally Managed./SM/


Mid Cap Core Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

(Investment Company Act file no. 811-06444)

FD01499 8/00





PART B - STATEMENT OF ADDITIONAL INFORMATION FOR SMITH BARNEY MID CAP CORE FUND (formerly known as Mid Cap Blend Fund)


March 29, 2000,
as amended on August 21, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Mid Cap Core Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney Mid Cap Core Fund (formerly Smith
Barney Mid Cap Blend Fund) (the "fund") dated March
29, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in it entirety into the prospectus.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or a registered representative of PFS Distributors, Inc., or by writing or calling Salomon Smith Barney Inc. at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment
Trust (the "trust").

TABLE OF CONTENTS

Investment Objective and Management Policies	2
Investment  Restrictions......	........................13
Trustees of the Trust and Executive Officers of the
Fund	15
Investment Management and Other Services	18
Portfolio Transactions...	...................23
Portfolio Turnover....................25
Purchase of Shares 	.............................................26
PFS Accounts...................................32
Redemption of Shares	36
Valuation of Shares	38
Exchange Privilege	38
Performance Data	39
Dividends, Distribution and Taxes	43
Additional Information	48
Financial Statements 	...................................................50




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi" or the
"manager") serves as investment manager to the fund.

The fund is an open-end, diversified, management investment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in equity securities of medium-sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P Mid Cap
Index ("Index") at the time of investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of July 31, 2000, the largest market capitalization of a company in the Index was $12.7 billion and the smallest market capitalization was $139 million.
Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The fund normally invests in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities.
The fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the fund's expenses and to meet redemption requests. It is the policy of the fund to be as fully invested in equity securities as practicable at all times. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Equity Securities. The fund will normally invest at least 65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITS"). The fund may invest in REITS, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT.
REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate. The fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Convertible Securities. Convertible securities in which the fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.
Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.
When-Issued, Delayed-Delivery and Forward Commitment
Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction.
The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment.
Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, its fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund has the authority to invest up to 25% of its assets in foreign securities
(including European Depository Receipts ("EDRs") and
Global Depository Receipts ("GDRs")) and American
Depository Receipts ("ADRs") or other securities representing underlying shares of foreign companies.
EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets.
GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar.
Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments.
Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S.
economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, the fund may invest in securities into which they may be converted. The fund also may invest in securities denominated in European Currency Units (ECUs). An
ECU is a "basket" consisting of a specified amount of currencies of certain of the twelve member states of the European Community. In addition, the fund may invest in securities denominated in other currency
"baskets."

Short-Term Debt Securities. Debt securities in which the fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligate the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the fund's investments in debt securities will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the fund's debt securities will generally rise.
Conversely, during periods of rising interest rates, the value of the fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. The fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The fund's investment in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the fund's shorter-term securities.

Money Market Instruments. The fund may invest for temporary defensive purposes in short-term instruments including corporate and government bonds and notes and money market instruments. Short-term instruments in which the fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group or
Prime-2 by Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories;
and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trust's Board of Trustees.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Securities. The fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises.
U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements").
The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940
Act.
Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the fund has sold but is obligated to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission
("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities. The fund may invest up to an aggregate amount equal to 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund.
There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity
Futures Trading Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made
("transaction hedging"). Further, when the manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or
(iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate account of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the fund might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:
dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in the writing of covered call options. The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money,"
"at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when
SSB Citi expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when SSB
Citi expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when SSB
Citi expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.
Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation
("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which SSB Citi believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although SSB Citi will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York
Stock Exchange Composite Index or the Canadian Market
Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American
Stock Exchange Oil and Gas Index or the Computer and
Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts.
As described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.
The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks.
The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract.
Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account on the fund's books an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: The fund will not

	1.	Invest in a manner that would cause it to
fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in
the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets
in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a) the fund
may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

	5.	Make loans.  This restriction does not
apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except
for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral
exploration or development programs.

	10.	Purchase or otherwise acquire any
security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

11. Invest for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE
FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New York
10013, unless otherwise indicated.

Herbert Barg, Trustee (Age 76).  Private Investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc.
("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired;
formerly Senior Consultant to Dean Witter Reynolds
Inc.  His address is 19 Circle End Drive, Ramsey, New
Jersey 07466. Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 78).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of
Restaurant Associates Corp.  His address is c/o HMK
Associates, 30 Columbia Turnpike, Florham Park, New
Jersey 07932. Director/Trustee of twenty-one investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163. Director/Trustee of twenty-four investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street,
New York, New York 10021. Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 73).  Chairman of the
Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York
10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 69).  Financial
Consultant; Retired Financial Executive, Ryan Homes,
Inc.  His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243. Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 66). Chairman of the
Board, President and Chief Executive Officer;
Managing Director of Salomon Smith Barney; President of SSB Citi and Travelers Investment Adviser, Inc.
("TIA"); Chairman or Co-Chairman of the Board of seventy-eight investment companies associated with
Salomon Smith Barney. His address is 7 World Trade
Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 66).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6,
West Lebanon, New Hampshire 03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 42).  Managing Director of
Salomon Smith Barney; Chief Financial Officer of the
Smith Barney Mutual funds; Director and Senior Vice
President of SSB Citi and TIA. Senior Vice President and Treasurer of sixty-one investment companies associated with Citigroup. His address is 125 Broad
Street, New York, New York 10004.

Lawrence Weissman (Age 39).  Vice President and
Investment Officer; Managing Director of Salomon
Smith Barney; Investment Officer of SSB Citi; prior to 1998, portfolio manager at Neuberger & Berman, LLC.; prior to that he was a portfolio manager at TIAA-CREFF. His address is 7 World Trade Center, New
York, New York 10048.

Paul Brook (Age 46). Controller; Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997, Partner with
Ernst & Young LLP. Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York,
New York 10004.

Christina T. Sydor (Age 49).  Secretary; Managing
Director of Salomon Smith Barney; General Counsel and
Secretary of SSB Citi and TIA. Secretary of sixty-one investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York
10013.


As of August 11, 2000, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the most recent calendar year it was $14,437.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund as of August 11, 2000.

CLASS Y - PERCENTAGE OF SHARES

Smith Barney Concert Series, Inc.
Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,981,907.611 (46.43%) shares

Smith Barney Concert Series, Inc.
High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,337,012.659 (36.39%) shares

Smith Barney Concert Series, Inc.
Select Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 621,386.504 (9.67%) shares

Smith Barney Concert Series, Inc.
Select High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 406,460.413 (6.32%) shares

For the fiscal year ended November 30, 1999, the Trustees of the fund were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
From
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for
Which Trustee
Serves Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$15,600
   14,600
   13,600
   15,500
   15,500
   12,600
   15,600
   15,600
-----
   14,600

$0
0
0
0
0
0
0
0
0
0

$114,288
    53,900
  138,600
  155,363
   57,950
   45,100
  110,650
   58,050
------
  53,500

16
11
21
24
11
11
13
11
71
11
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SSB Citi

SSB Citi serves as investment manager to the fund pursuant to an investment management agreement (the
"Investment Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager.
The manager is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup.
Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the Fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities (which may be in SSBC's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("CDSC") and similar fees and charges and
(iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. The management fee paid by the fund in fiscal year ended November 30, 1999 was $3,544,958.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10017, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 2000.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York, serves as counsel to the directors who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agent

PNC Bank, National Association ("PNC" or "custodian") located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York
10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

The Trust on behalf of the fund has also engaged the services of PFS Shareholder Services as a sub-transfer agent for PFS Accounts ( "PFS" or "sub-transfer agent"). PFS is located at 3100
Breckinridge Blvd, Bldg 200, Duluth, Georgia 30099-
0062.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940
Act, the fund, its investment adviser and principal underwriter has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the Fund's Code of Ethics is on file with the Securities and Exchange Commission.

Distributor

Effective June 5, 2000, Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York
10013 and PFS serve as the fund's co-distributors pursuant to a written agreement dated June 5, 2000
(the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the independent directors, on April 17, 2000.
Prior to and up to June 5, 2000, CFBDS, Inc. served as the Fund's Distributor.
The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor, or PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered
Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives that sell shares of each portfolio.

The Distributor has entered into a selling agreement with PFS and PFS has entered into an agreement with PFSI giving PFSI the right to sell shares of each portfolio of the fund on behalf of the Distributor.
The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The
Distributor is not obligated to sell any stated number of shares. The Distribution Agreement is renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The
Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

For the period September 1, 1998 through October 7,
1998 the aggregate dollar amount of commissions on Class A shares was $104,000 all of which was paid to Salomon Smith Barney. For the period October 8, 1998 through November 30, 1998 the aggregate dollar amount of commissions on Class A shares was $592,000, $532,800 of which was paid to Salomon Smith Barney.
For the fiscal year ended November 30, 1999 the aggregate dollar amount of commissions on Class A shares was $1,421,000 of which $1278,900 was paid to Salomon Smith Barney

For the period September 1, 1998 through October 7,
1998 the aggregate dollar amount of commissions on Class L shares was $58,000, all of which was paid to Salomon Smith Barney. For the period October 8, 1998 through November 30, 1998 the aggregate dollar amount of commissions on Class L shares was $270,000, $243,000 of which was paid to Salomon Smith Barney.
For the fiscal year ended November 30, 1999 the aggregate dollar amount of commissions on Class L shares was $919,000, of which $827,000 was paid to Salomon Smith Barney

For the fiscal period ended November 30, 1998, Salomon Smith Barney received from shareholders
$10,000 and $2,000, in deferred sales charges on the redemption of Class B and Class L shares, respectively. For the fiscal year ended November 30, 1999 Salomon Smith Barney received from shareholders
$6,000, $318,000 and $44,000 in deferred sales
charges on the redemption of Class A, Class B, and Class L shares respectively.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements.  To compensate Salomon
Smith Barney and PFSI for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The only classes of shares being offered for sale through PFSI are Class1 shares, Class A shares and Class B shares.
Under the Plan, the fund pays Salomon Smith Barney or PFSI (which pays it registered representative) a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, and Class B shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.










The following service and distribution fees were incurred pursuant to a Distribution Plan during the period indicated:



Distribution Plan Fees





Fiscal Year
Ended
11/30/99

  Fiscal
Period
  Ended
11/30/98




Class A

$
231,993


$16,625



Class B

$1,695,0
42


$121,87
4



Class L

$1,130,2
46


$81,200




For the fiscal year ended November 30, 1999, the distributor incurred distribution expenses totaling
$9,195,907, consisting of $357,515 for advertising, $20,500 for printing and mailing of prospectuses, $1,412,337 for support services, $6,490,212 to
Salomon Smith Barney Financial Consultants, and
$295,836 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 1999, the distributor, received $3,057,281 in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the
"independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The only classes of shares being offered for sale through PFS Distributors is Class A shares and Class B shares. Pursuant to the Plan (described above), PFS Distributors is paid an annual service fee with respect to Class A and Class B shares of the fund sold through PFS Distributors at the annual rate of 0.25% of the average daily net assets of the respective class. PFS Distributors is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are paid to PFS Distributors, which in turn, pays PFS
Investments Inc. ("PFS Investments") to pay its PFS
Investments Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors;
payments to and expenses of PFS Investments
Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS
Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to PFS Investments Registered
Representatives for selling shares of a class include a commission or fee paid by the investor or PFS at the time of sale and, with respect to Class A and Class B shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that class. PFS Investments
Registered Representatives may receive different levels of compensation for selling different classes of shares.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS
Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments
Registered Representatives who sell shares of the fund.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates.
The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including
Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion.
Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's Board of Trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction.
Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts.
When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.







The fund has paid the following in brokerage commissions for portfolio transactions :


					Fiscal Year Ended
	Fiscal Period Ended
					11/30/99
	11/30/98


Total Brokerage Commissions		$496,811
	$133,876


Total Brokerage Commissions
paid to Salomon Smith Barney		$10,200
		$      0

% of Total Brokerage Commissions	     2.05%
	        0%
paid to Salomon Smith Barney

% of Total Transactions involving	      2.04%
	        0%
Commissions paid to Salomon
Smith Barney

During the fiscal period ended November 30, 1998, the total amount of commissionable transactions was $133,217,263, and during the fiscal year ended
November 30, 1999, the total amount of commissionable transactions was $426,679,434 .

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney.
Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. The fund's portfolio turnover rate for the fiscal period ended November 30, 1998 was 15%, and for the fiscal year ended November 30, 1999 was 61%.


PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
%
of Amount
Invested
Dealers'
Reallowance as
%
of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales
Charge Provisions" and "Waivers of Deferred
Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred
Sales Charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).


Class 1 Shares. Class 1 shares are offered only through PFS Accounts, and only to Eligible Class 1
Purchasers, at the next determined net asset value plus a sales charge, as set forth below.




Size of Investment

As % of
Net Amount
Invested


As % of
Offering
Price
Reallowed to
PFS
(as a % of
Offering
Price)*
Less than $10,000
9.29%
8.50%
7.00%
$     10,000 but less than
$    25,000
8.40%
7.75%
6.25%
$     25,000 but less than
$    50,000
6.38%
6.00%
5.00%
$     50,000 but less than
$  100,000
4.71%
4.50%
3.75%
$   100,000 but less than
$   250,000
3.63%
3.50%
3.00%
$   250,000 but less than
$   400,000
2.56%
2.50%
2.00%
$   400,000 but less than
$   600,000
2.04%
2.00%
1.60%
$   600,000 but less than
$5,000,000
1.01%
1.00%
0.75%
$5,000,000 or more
0.25%
0.25%
0.20%


General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer
Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date'').
Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon
Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial
Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k)
Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds form a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares.  A Letter of
Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes
(i) all Class A shares of the fund and other Smith
Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney
Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of
Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith
Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's
Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith
Barney Financial Consultant or the Transfer Agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge
Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge
Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith
Barney 401(k) and ExecChoiceTM Programs.''




Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend
Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith
Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased
100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired
5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


PFS ACCOUNTS

Initial purchase of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to PFS
Shareholder Services, the sub-transfer agent, with regard to PFS Accounts, P.O. Box 105033, Atlanta,
Georgia 30348-5033. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.
Subsequent investments may be sent directly to the sub-transfer agent. In processing applications and investments, the transfer agent acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee of $30 per returned purchase by PFS.

A shareholder, enrolled in the Systematic Investment
Plan, who has insufficient funds to complete a transfer will be charged a fee of up to $30.00.

Investors in Class A and Class B shares may open an account by making an initial investment of at least
$1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a fund.
Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the fund is $25. For the fund's Systematic Investment
Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, directors or trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Initial purchases of fund shares may also be made by wire. The minimum investment that can be made by wire is $10,000. Once an account is open, a shareholder may make additional investments by wire.
Prior to sending a wire, shareholders should contact the sub-transfer agent at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS or the sub-transfer agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS or the sub-transfer agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing
House.

Additional information regarding the sub-transfer agent's services may be obtained by contacting the Client Services Department at (800) 544-5445. The sub-transfer agent will process and mail usually within two or three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two days air express for a $8 fee that will be deducted from the shareholders account or by one day express for a $15 fee that will be deducted from the shareholder's account.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program.
They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney
Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds
Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.
If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney
401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class
L shares shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.)
Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class
A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.
In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class
L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith
Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial
Consultant.

Retirement Programs Investing in Class B Shares:
Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k)
Program opened prior to such date and originally investing in Such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney
401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401
(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire
Class A shares of a the same fund. If the participating elects not to exchange all of its Class
B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors.
See "Purchase of Shares-Deferred Sales Charge
Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under
Section 401(k) o the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.



Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class
A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding
$500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders of the fund who own shares of the fund with a value of at least
$10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least
$50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven
(7) days prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another
Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Salomon Smith
Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times,
USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other
Classes.


THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a
hypothetical initial payment of $1,000.

			T	= 	average annual
total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable
Value of a
hypothetical
$1,000 investment
made at the
beginning of a 1-
, 5- or 10-year
period at the end
of a 1-, 5- or
10-year period
(or fractional
portion thereof),
assuming
reinvestment of
all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
27.62%
N/A
N/A
40.37%
Class B3
28.43%
N/A
N/A
42.26%
Class L4
30.99%
N/A
N/A
43.91%
Class Y
N/A
N/A
N/A
34.49%
_______________________
	1	Class A, B, L and Y commenced operations on
September 1, 1998.
	2	The average annual total return figure assumes
that the maximum 5.00% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for the same period would
have been 34.36% and 46.27% for one year and
since inception of the fund, respectively.
	3	The average annual total return figure assumes
that the maximum applicable deferred sales
charge has been deducted from the investment at
the time of redemption.  If the maximum
deferred sales charge had not been deducted,
the average annual total return for Class B
shares for the same period would have been
33.43% and 45.19% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been 33.35% and 45.13% for one year and since inception of the fund, respectively..




Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year
period at the end of
the 1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
27.62%
N/A
N/A
52.61%
Class B3
28.43%
N/A
N/A
55.18%
Class L4
30.99%
N/A
N/A
57.43%
Class Y
N/A
N/A
N/A
34.49%
_______________________
	1	Classes A, B L and Y commenced operations on
September 1, 1998.
	2	The average annual total return figure assumes
that the maximum 5.00% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for the same period would
have been 34.36% and 60.65% for one year and
since inception of the fund, respectively.
	3	The average annual total return figure assumes
that the maximum applicable deferred sales
charge has been deducted from the investment at
the time of redemption.  If the maximum
deferred sales charge had not been deducted,
the average annual total return for Class B
shares for the same period would have been
33.43% and 59.18% for on e year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been 33.35% and 59.09% for one year and since inception of the fund, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions.

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct,
dividends and capital gains distributions will be
reinvested automatically in additional shares of the
same Class at net asset value, subject to no sales
charge or deferred sales charge.   A shareholder may
change the option at any time by notifying his Salomon Smith Barney Financial Consultant or Dealer
Representative. Shareholders whose account are held directly at PFPC should notify PFPC in writing, requesting a change to this reinvest option

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United
States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses..

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least
90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.

 The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end.
In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts", such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders.
Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service..
By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.
The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December
31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained.
In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period..
If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United
States Shareholders -Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of five separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into four
Classes - A, B, L and Y. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund.
The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees.
Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated
Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-
Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed Smith Barney Income
Trust and Smith Barney Investment Trust, respectively. On August 16, 2000, the name of the Smith Barney Mid Cap Blend Fund changed to Smith
Barney Mid Cap Core Fund.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series - As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series - Our Special Discipline
Series funds are designed for investors who are looking beyond more traditional market categories:
from natural resources to a roster of state-specific municipal funds.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
November 30, 1999 is incorporated herein by reference in its entirety. The annual report was filed on February 16, 2000, Accession Number 91155-00-000110.
The semi-annual report was filed on August 3, 2000, Accession Number 0000950130-00-004202.



























SMITH BARNEY
INVESTMENT TRUST



Mid Cap Core Fund















March 29, 2000,
as amended on August 21,
2000



SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH
BARNEY
								A Member of
Citigroup [Symbol]





1

1




PART C - OTHER INFORMATION

Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and
Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment
No.20 to the
Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and
Restated Master
Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
filed on November 12, 1998.

	(a)(7) Amendment No.3 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 29 to the Registration Statement filed on April 25,
2000 (Post-Effective Amendment No. 29).

(a)(8) Amendment No.4 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is filed herein.

(a)(9) Amendment No.5 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is filed herein.


(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

 	(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6) Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and MMC
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February
20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the
Registrant
and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
Filed on November 12, 1998.

	(e)(4) Selling Group Agreement between CFBDS Inc.
and
Salomon Smith Barney is incorporated by reference to Post-Effective
Amendment No. 24 to the Registration Statement filed on
March 30, 1999
(Post-Effective Amendment No.24).


	(e)(5) Form of Third Party Feeder Agreement between the
Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE
Index Fund
is incorporated by reference to Post-Effective Amendment
No. 29.

	(e)(6)	Form of Distribution Agreement with Salomon
Smith Barney Inc. is filed herewith.

	(e)(7)	Form of Distribution Agreement with PFS
Distributors, Inc. is filed herewith.

	(e)(8)Form of Third Party Feeder Agreement between the Registrant, Salomon Smith Barney Inc. and Master Investment
Portfolio on behalf of the Smith Barney U.S. 5000 Index Fund, and EAFE Index Fund is filed herein.

	(f)  Not Applicable.

	(g)(1)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(g)(2)  Form of Custodian Agreement with Investors
Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.


	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

	(h)(4)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(h)(6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index
Fund ("U.S. 5000 Index Fund") and SSB Citi Fund
Management LLC ("SSB Citi") is incorporated by reference to
Post-Effective Amendment No. 26 to the Registration
Statement
filed on October 13, 1999 (Post-Effective Amendment No.
26).

	(h)(7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund
("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

(h)(8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is filed herein.

(h)(9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company ( f/k/a Smith Barney
Private Trust Company) and First Data Investor Services Group,
Inc. is filed herein.

	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(i)(2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.


(j)	Auditor's consent is filed herein.

	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective
Amendment
No. 17).

	(m)(5) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

	(m)(6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

	(m)(7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(m)(8) Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is filed herein.

(n) Financial Data Schedules are
filed herein.

	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.

(o)(2) Rule 18f-3(d) Multiple Class Plan of the
Registrant
is incorporated by reference to Post-Effective Amendment
No. 22.

(p) Code of Ethics is incorporated by reference to Post-Effective
Amendment No. 27 to the Registration Statement filed on
March 27, 2000 (Post-Effective Amendment No. 27).

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of Investment
Adviser

Investment Adviser - SSB Citi Fund Management LLC ("SSB
Citi")
(successor to SSBC Fund Management Inc.) was incorporated in
March 1968 under the laws of the State of Delaware.

On September 21, 1999, SSB Citi was converted into a
Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. (formerly known as
Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers
Group Inc.). SSB Citi is registered as an investment adviser under the
Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

SSB Citi serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Blend
Fund.
SSB Citi also serves as the administrator to the Smith
Barney S&P 500
Index Fund, the Smith Barney U.S. 5000 Index Fund and the
Smith Barney EAFE Index Fund.

The list required by this Item 26 of officers and directors of SSB
Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).


Item 27.	Principal Underwriters

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert
Investment Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and
Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	388 Greenwich Street, 22nd Floor
	New York, New York 10013

(2) With respect to the Registrant's Administrator:
SSB Citi Fund Management LLC
(successor to SSBC Fund Management Inc.)
	388 Greenwich Street, 22nd Floor
	New York, New York  10013

(3)	With respect to the Registrant's Investment
Adviser:
Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183
	(For Smith Barney S&P 500 Index Fund)


(4)	With respect to the Registrant's Custodian:

(a)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

	(Custodian for Smith Barney Intermediate Maturity
	California Municipals Fund, Smith Barney
Intermediate
	Maturity New York Municipals Fund, Smith Barney
Large Capitalization Growth Fund and Smith Barney
Mid Cap Blend Fund and Smith Barney S&P 500
Index Fund)

(b)	Investors Bank and Trust Company
	200 Clarendon Street
	Boston, Massachusetts  02117-9130

	(Custodian for Smith Barney U.S. 5000 Index Fund and
	Smith Barney EAFE Index Fund)

(5)	With respect to the Registrant's Sub-Transfer
Agent:
PFPC Global Fund Services
	One Exchange Place
	Boston, Massachusetts 02109

With respect to the Registrant's Sub-Transfer Agent only in connection with Smith Barney Mid Cap Core Fund:

PFS Shareholder Services
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062


(6) 	With respect to the Registrant's Co-Distributors:
Salomon Smith Barney Inc.
7 World Trade Center
New York, New York  10048

PFS Distributors, Inc.
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable




SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Fund certifies that it meets all of the requirements
for effectiveness
of this registration statement under rule 485(b) under
the Securities
Act and has duly caused this registration statement to be
signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the    16th day of August, 2000.

SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title
	Date
/s/Heath B. McLendon	Chairman of the Board
	   08/16/00
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer
	   08/16/00
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)

/s/Herbert Barg*			Trustee
	   08/16/00
Herbert Barg

/s/Alfred J. Bianchetti*		Trustee
		   08/16/00
Alfred J. Bianchetti

/s/Martin Brody*			Trustee
	    08/16/00
Martin Brody

/s/Dwight B. Crane*			Trustee
		   08/16/00
Dwight B. Crane

/s/Burt N. Dorsett*			Trustee
		   08/16/00
Burt N. Dorsett


/s/Elliot S. Jaffe*			Trustee
		   08/16/00
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee
	   08/16/00
Stephen E. Kaufman

/s/Joseph J. McCann*			Trustee
		   08/16/00
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*		Trustee
		   08/16/00
Cornelius C. Rose, Jr.

_________________________________________________________
____________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon


We, the undersigned, hereby severally constitute and appoint Heath
B. McLendon, Christina T. Sydor, Lewis E. Daidone and Michael Kocur and each of them individually, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Registration Statements on behalf of the Smith Barney Investment Trust including any and all Amendments thereto and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.


Signature:



Title:

Date:
/s/ Heath B. McLendon
Heath B. McLendon

Chairman of the
Board
(Chief Executive
Officer)

July 16, 2000



/s/ Lewis E. Daidone
Lewis E. Daidone

Senior Vice
President and
Treasurer (Chief
Financial and Accounting
Officer)

July 16, 2000

Signature:



Title:

Date:
/s/ Herbert Barg
Herbert Barg

Trustee

July 16, 2000


/s/ Alfred J.
Bianchetti
Alfred J. Bianchetti

Trustee

July 16, 2000


/s/ Martin Brody
Martin Brody

Trustee

July 16, 2000


/s/ Dwight B. Crane
Dwight B. Crane

Trustee

July 16, 2000


/s/ Burt N. Dorsett
Burt N. Dorsett

Trustee

July 16, 2000


/s/ Elliot S. Jaffe
Elliot S. Jaffe

Trustee

July 16, 2000


/s/ Stephen E.
Kaufman
Stephen E. Kaufman

Trustee

July 16, 2000


/s/ Joseph J. McCann
Joseph J. McCann

Trustee

July 16, 2000


/s/ Cornelius C.
Rose, Jr.
Cornelius C. Rose,
Jr.

Trustee

July 16, 2000




EXHIBIT INDEX


Exhibit No.		Exhibit

(a)(8)	Amendment No. 4 to the First Amended and
Restated Master Trust Agreement

(a)(9)	Amendment No. 5 to the First Amended and
		Restated Master Trust Agreement

(e)(6)	Form of Distribution Agreement with Salomon Smith Barney Inc.

(e)(7)	Form of Distribution Agreement with PFS Distributors Inc.

(e)(8)	Form of Third Party Feeder Agreement

(h)(2)	Transfer Agency Agreement

(h)(3)	Sub-Transfer Agency Agreement

(j) Auditor's Consent

(m)(8)	Form of Amended and Restated Shareholder Services and
		Distribution Plan pursuant to Rule 12b-1

(n)		Financial Data Schedules